ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company's Subsidiaries, the VIE and the VIE's Subsidiaries and Schools
As of December 31, 2020, details of the Company’s principal subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016	Hong Kong	100%	Educational consulting
Rise Education International Limited (“Rise HK”)	June 24, 2013	Hong Kong	100%	Educational consulting
Edge Online Co., Limited	April 1, 2018	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	August 12, 2013	PRC	100%	Educational consulting, Sale of course materials, study tour service
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	January 2, 2008	PRC	—	Educational consulting
VIE’s subsidiaries and schools:
Beijing Haidian District Step Ahead Training School	September 18, 2008	PRC	—	Language education

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	742,402	339,018	51,957
Restricted cas h	13,705	4,369	670
Accounts receivable, net	852	1,679	257
Inventories	3,455	2,223	341
Prepayments and other current assets	36,983	72,413	11,098
Amounts due from the Group’s subsidiaries	14,916	4,577	701
Total current assets	812,313	424,279	65,024
Property and equipment, net	127,589	100,099	15,341
Intangible assets, net	19,031	14,511	2,224
Long-term investment	33,000	—	—
Goodwill	316,334	328,290	50,313
Deferred tax assets, net	7,567	26,812	4,109
Other non-current assets	47,945	54,688	8,381
Operating lease right-of-use assets	575,229	609,972	93,482
Total non-current assets	1,126,695	1,134,372	173,850
Total assets	1,939,008	1,558,651	238,874
Accounts payable	6,639	8,036	1,231
Accrued expenses and other liabilities	155,709	130,035	19,929
Deferred revenue and customer advances	690,273	552,911	84,737
Income taxes payable	7,391	1,884	289
Amounts due to the Group’s subsidiaries	119,593	2,257	346
Current portion of operating lease liabilities	153,248	189,172	28,992
Total current liabilities	1,132,853	884,295	135,524
Deferred revenue and customer advances	35,527	33,572	5,145
Operating lease liabilities	433,874	430,204	65,932
Deferred tax liabilities, net	5,431	3,560	546
Other non-current liabilities	37,995	31,756	4,866
Total non-current liabilities	512,827	499,092	76,489
Total liabilities	1,645,680	1,383,387	212,013

	For the Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues	1,175,618	1,443,373	918,696	140,796
Net income/(loss)	85,753	74,633	(129,814)	(19,895)
Net cash generated from/(used in) operating activities	368,546	(102,228)	(364,015)	(55,788)
Net cash used in investing activities	(72,695)	(102,734)	(48,705)	(7,464)